SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended
	Jan. 10, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Share price per share		$ 10.10		$ 10.10
Par value per common stock share of shares purchased from an unaffiliated party which had elected to redeem	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Alpha Capital Anstalt ("Alpha")
Subsequent Events
Number of common stock shares purchased from an unaffiliated party which had elected to redeem	300,000
Forward Purchase Agreement | Alpha Capital Anstalt ("Alpha")
Subsequent Events
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, one	12 months
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, two	6 months
Period after the Business Combination that the counterparty may elect to sell and transfer to the Company up to that number of shares that are then held by such counterparty, three	9 months
Maximum number of shares that the Company shall purchase from counterparty	300,000
Common stock subject to possible redemption
Subsequent Events
Number of shares redeemed		11,194,590
Value of shares redeemed		$ (4,893,008)	$ (109,436,586)